PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - CONDENSED BALANCE SHEETS - Parenthetical (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Nov. 04, 2016
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, shares outstanding		202,699,487	202,699,487
Ordinary shares, par value (in dollars per share)				$ 0.0005
Ordinary shares, shares authorized				388,594,477
Series A convertible redeemable preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, shares outstanding		34,362,468
Series B convertible redeemable preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, shares outstanding		44,758,365
Series B+ Convertible Redeemable Preferred Stock
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, shares outstanding		27,428,047
Series B2 Convertible Redeemable Preferred Stock
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, shares outstanding		10,478,885
Series C convertible redeemable preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, shares outstanding		57,896,414
Series C+ Convertible Redeemable Preferred Stock
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, shares outstanding		16,161,021
Series D convertible redeemable preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, shares outstanding		11,614,287
Class A ordinary shares
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	498,911,230	498,911,230
Ordinary shares, shares issued	352,452,783	269,203,783
Ordinary shares, shares outstanding	352,452,783	269,203,783
Class A ordinary shares | Parent company | Reportable legal entities
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	498,911,230	498,911,230
Ordinary shares, shares issued	352,452,783	269,203,783
Ordinary shares, shares outstanding	352,452,783	269,203,783
Class B ordinary shares
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	81,088,770	81,088,770
Ordinary shares, shares issued	81,088,770	81,088,770
Ordinary shares, shares outstanding	81,088,770	81,088,770
Class B ordinary shares | Parent company | Reportable legal entities
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	81,088,770	81,088,770
Ordinary shares, shares issued	81,088,770	81,088,770
Ordinary shares, shares outstanding	81,088,770	81,088,770